Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2019
Dividends on ordinary shares
Dividends on ordinary shares
	Half year ended 30.06.19		Half year ended 30.06.18
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	4.0	684	2.0	341